Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2024 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.07%
Columbia EM Core ex-China ETF	207,080	$6,765,304
iShares® Core S&P 500® ETF	55,668	32,110,416
iShares® Core S&P® Mid-Cap ETF	186,460	11,620,187
iShares® S&P 100 ETF	54,725	15,145,691
Schwab Fundamental Emerging Markets Equity ETF	220,274	7,108,242
Schwab Fundamental International Equity ETF	619,428	23,148,024
Schwab Fundamental U.S. Large Company ETF	168,740	12,108,782
Schwab Fundamental U.S. Small Company ETF	165,400	9,852,878
Vanguard® FTSE Developed Markets ETF	351,165	18,545,024
Vanguard® FTSE Emerging Markets ETF	63,501	3,038,523
Vanguard® Mega Cap Growth ETF	25,475	8,201,676
Vanguard® Total Bond Market ETF	103,268	7,756,459
Vanguard® Total Stock Market ETF	144,916	41,034,415
Total Exchange Traded Funds
(Cost $146,759,329)		196,435,621

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.92%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.953%	1,819,764	$1,819,764

Total Short-Term Investments
(Cost $1,819,764)			1,819,764

Total Investments - 99.99%
(Total cost $148,579,093)			198,255,385

Other Assets in Excess of Liabilities - 0.01%			10,295

Net Assets - 100.00%			$198,265,680

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2024 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.06%
Columbia EM Core ex-China ETF	103,475	$3,380,528
iShares® Broad USD High Yield Corporate Bond ETF	111,052	4,181,108
iShares® Core S&P 500® ETF	32,273	18,615,712
iShares® Core S&P® Mid-Cap ETF	68,080	4,242,746
iShares® S&P 100 ETF	33,680	9,321,277
Schwab Fundamental Emerging Markets Equity ETF	110,116	3,553,443
Schwab Fundamental International Equity ETF	316,229	11,817,478
Schwab Fundamental U.S. Large Company ETF	94,770	6,800,695
Schwab Fundamental U.S. Small Company ETF	85,670	5,103,362
Schwab US TIPS ETF	31,280	1,677,546
SPDR® Portfolio Intermediate Term Corporate Bond ETF	99,510	3,354,482
Vanguard® FTSE Developed Markets ETF	193,482	10,217,784
Vanguard® FTSE Emerging Markets ETF	37,033	1,772,029
Vanguard® Intermediate-Term Treasury ETF	54,646	3,301,711
Vanguard® Mega Cap Growth ETF	10,525	3,388,524
Vanguard® Mortgage-Backed Securities ETF	104,915	4,953,037
Vanguard® Short-Term Bond ETF	147,917	11,639,589
Vanguard® Total Bond Market ETF	406,385	30,523,577
Vanguard® Total International Bond ETF	99,300	4,992,804
Vanguard® Total Stock Market ETF	83,734	23,710,120
Total Exchange Traded Funds
(Cost $145,475,617)		166,547,552
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.00%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.953%	1,686,427	$1,686,427

Total Short-Term Investments
(Cost $1,686,427)			1,686,427

Total Investments - 100.06%
(Total cost $147,162,044)			168,233,979

Liabilities in Excess of Other Assets - (0.06)%			(109,164)

Net Assets - 100.00%			$168,124,815

See Notes to Quarterly Schedule of Investments.

Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2024 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.20%
iShares® Broad USD High Yield Corporate Bond ETF	38,983	$1,467,710
iShares® Core S&P 500® ETF	2,044	1,179,020
iShares® S&P 100 ETF	2,140	592,266
Schwab Fundamental Emerging Markets Equity ETF	9,298	300,046
Schwab Fundamental International Equity ETF	15,777	589,587
Schwab Fundamental U.S. Large Company ETF	6,150	441,324
Schwab Fundamental U.S. Small Company ETF	4,995	297,552
Schwab US TIPS ETF	13,690	734,195
SPDR® Portfolio Intermediate Term Corporate Bond ETF	39,120	1,318,735
Vanguard® Emerging Markets Government Bond ETF	11,140	739,362
Vanguard® FTSE Developed Markets ETF	8,467	447,142
Vanguard® Intermediate-Term Treasury ETF	19,328	1,167,798
Vanguard® Mortgage-Backed Securities ETF	30,990	1,463,038
Vanguard® Short-Term Bond ETF	59,479	4,680,403
Vanguard® Total Bond Market ETF	122,348	9,189,558
Vanguard® Total International Bond ETF	40,775	2,050,167
Vanguard® Total Stock Market ETF	7,286	2,063,104
Total Exchange Traded Funds
(Cost $27,083,061)		28,721,007

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.91%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.953%	558,400	$558,400

Total Short-Term Investments
(Cost $558,400)			558,400

Total Investments - 100.11%
(Total cost $27,641,461)			29,279,407

Liabilities in Excess of Other Assets - (0.11)%			(32,987)

Net Assets - 100.00%			$29,246,420

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2024 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.32%
Columbia EM Core ex-China ETF	244,770	$7,996,636
iShares® Broad USD High Yield Corporate Bond ETF	70,090	2,638,888
iShares® Core S&P 500® ETF	61,586	35,524,037
iShares® Core S&P® Mid-Cap ETF	171,775	10,705,018
iShares® S&P 100 ETF	64,700	17,906,372
Schwab Fundamental Emerging Markets Equity ETF	260,582	8,408,981
Schwab Fundamental International Equity ETF	677,051	25,301,396
Schwab Fundamental U.S. Large Company ETF	193,570	13,890,583
Schwab Fundamental U.S. Small Company ETF	179,265	10,678,816
Vanguard® FTSE Developed Markets ETF	433,737	22,905,651
Vanguard® FTSE Emerging Markets ETF	58,402	2,794,536
Vanguard® Mega Cap Growth ETF	26,125	8,410,944
Vanguard® Mortgage-Backed Securities ETF	56,740	2,678,695
Vanguard® Short-Term Bond ETF	133,376	10,495,357
Vanguard® Total Bond Market ETF	426,050	32,000,615
Vanguard® Total International Bond ETF	52,200	2,624,616
Vanguard® Total Stock Market ETF	187,706	53,150,831
Total Exchange Traded Funds
(Cost $207,975,425)		268,111,972

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.70%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.953%	1,877,071	$1,877,071

Total Short-Term Investments
(Cost $1,877,071)			1,877,071

Total Investments - 100.02%
(Total cost $209,852,496)			269,989,043

Liabilities in Excess of Other Assets - (0.02)%			(49,738)

Net Assets - 100.00%			$269,939,305

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2024 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.38%
Columbia EM Core ex-China ETF	15,350	$501,484
iShares® Broad USD High Yield Corporate Bond ETF	46,244	1,741,087
iShares® Core S&P 500® ETF	6,997	4,036,009
iShares® Core S&P® Mid-Cap ETF	8,115	505,727
iShares® S&P 100 ETF	7,310	2,023,116
Schwab Fundamental Emerging Markets Equity ETF	25,019	807,363
Schwab Fundamental International Equity ETF	60,805	2,272,283
Schwab Fundamental U.S. Large Company ETF	21,105	1,514,495
Schwab Fundamental U.S. Small Company ETF	16,805	1,001,074
Schwab US TIPS ETF	13,955	748,407
SPDR® Portfolio Intermediate Term Corporate Bond ETF	51,405	1,732,862
Vanguard® Emerging Markets Government Bond ETF	11,215	744,340
Vanguard® FTSE Developed Markets ETF	28,609	1,510,841
Vanguard® Intermediate-Term Treasury ETF	24,513	1,481,075
Vanguard® Mortgage-Backed Securities ETF	47,065	2,221,939
Vanguard® Short-Term Bond ETF	66,057	5,198,025
Vanguard® Total Bond Market ETF	164,191	12,332,386
Vanguard® Total International Bond ETF	49,305	2,479,055
Vanguard® Total Stock Market ETF	21,360	6,048,298
Total Exchange Traded Funds
(Cost $45,310,801)		48,899,866

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.70%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.953%	844,403	$844,403

Total Short-Term Investments
(Cost $844,403)			844,403

Total Investments - 100.08%
(Total cost $46,155,204)			49,744,269

Liabilities in Excess of Other Assets - (0.08)%			(40,361)

Net Assets - 100.00%			$49,703,908

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments

As of September 30, 2024 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 25.59%
Enbridge, Inc.	242,236	$9,840,249
Gibson Energy, Inc.	183,730	3,017,223
Keyera Corp.	198,536	6,190,442
Pembina Pipeline Corp.	143,263	5,905,514
TC Energy Corp.	130,692	6,212,569

Total Canadian Energy Infrastructure Companies
(Cost $28,216,335)		31,165,997

Exchange Traded Fund - 0.78%
Energy Select Sector SPDR® Fund	10,880	955,264

Total Exchange Traded Fund
(Cost $955,345)		955,264

U.S. Energy Infrastructure Companies - 28.09%
Aris Water Solutions, Inc.	24,930	420,569
Cheniere Energy, Inc.	32,924	5,921,052
DT Midstream, Inc.	79,745	6,272,742
Kinder Morgan, Inc.	287,610	6,353,305
Kinetik Holdings, Inc.	41,484	1,877,566
NextDecade Corp. (1)	113,484	534,509
ONEOK, Inc.	65,052	5,928,189
Targa Resources Corp.	40,174	5,946,154
Tellurian, Inc. (1)	991,028	959,315

Total U.S. Energy Infrastructure Companies
(Cost $26,632,559)		34,213,401

U.S. Energy Infrastructure MLPs - 27.61%
Delek Logistics Partners LP	4,600	201,112
Energy Transfer LP	682,463	10,953,531
Enterprise Products Partners LP	323,448	9,415,571
Genesis Energy LP	39,169	523,690
Hess Midstream LP, Class A	102,815	3,626,285
MPLX LP	132,663	5,898,197
Western Midstream Partners LP	78,693	3,010,794

Total U.S. Energy Infrastructure MLPs
(Cost $29,121,791)		33,629,180

U.S. General Partners - 18.00%
Antero Midstream Corp.	386,293	5,813,710
EnLink Midstream LLC	294,233	4,269,321
Plains GP Holdings LP, Class A	319,850	5,917,225
The Williams Cos., Inc.	129,642	5,918,157

Total U.S. General Partners
(Cost $16,684,804)		21,918,413

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.01%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.953%	14,289	$14,289

Total Short-Term Investments
(Cost $14,289)			14,289

Total Investments - 100.08%
(Total cost $101,625,123)			121,896,544

Liabilities in Excess of Other Assets - (0.08)%			(101,267)

Net Assets - 100.00%			$121,795,277

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Global Opportunity Portfolio

Schedule of Investments

As of September 30, 2024 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 18.76%
Financials - 18.76%
HarbourVest Global Private Equity, Ltd. (1)	32,705	$1,068,320
HBM Healthcare Investments AG, Class A	1,270	284,206
HgCapital Trust PLC	179,290	1,234,209
ICG Enterprise Trust PLC	16,584	266,293
NB Private Equity Partners, Ltd.	21,165	455,575
Oakley Capital Investments, Ltd.	125,340	854,625
Pantheon International PLC Fund (1)	110,000	486,049
Patria Private Equity Trust PLC	57,403	410,586

Total Financials		5,059,863

Total Closed-End Funds
(Cost $3,662,171)		5,059,863

Common Stocks - 78.06%
Consumer Discretionary - 2.60%
Amazon.com, Inc. (1)	1,365	254,340
Wesfarmers, Ltd.	9,200	446,759

Total Consumer Discretionary		701,099
Consumer Staples - 2.76%
Costco Wholesale Corp.	840	744,677

Financials - 56.10%
3i Group PLC	30,765	1,362,845
Altamir	15,735	425,625
Apollo Global Management, Inc., Class A	5,840	729,474
Ares Capital Corp.	23,130	484,342
Ares Management LP, Class A	7,490	1,167,242
Berkshire Hathaway, Inc., Class B (1)	1,805	830,769
Blackstone, Inc., Class A	6,365	974,672
Blue Owl Capital Corp.	18,195	265,101
Brederode SA	7,432	941,125
Bridgepoint Group PLC (2)(3)	67,055	308,932
Carlyle Secured Lending, Inc.	13,495	229,010
Clairvest Group, Inc.	5,100	263,965
CVC Capital Partners PLC (1)(2)(3)	8,400	187,664
EQT AB	11,935	409,704
Eurazeo SE	2,685	220,876
Fiserv, Inc. (1)	1,540	276,661
FS KKR Capital Corp.	22,835	450,535
Hercules Capital, Inc.	15,765	309,625
Houlihan Lokey, Inc.	2,070	327,101
Intermediate Capital Group PLC	31,960	954,390
Investor AB, B Shares Class B	19,600	603,998
KKR & Co., Inc., Class A	11,795	1,540,192

Security Description	Shares	Value
Financials (continued)
Mastercard, Inc., Class A	550	$271,590
Mutares SE & Co. KGaA	13,005	304,263
Partners Group Holding AG	635	957,375
StepStone Group, Inc., Class A	5,815	330,466

Total Financials		15,127,542
Health Care - 1.84%
Chemed Corp.	825	495,800

Industrials - 7.52%
Carlisle Cos., Inc.	640	287,840
CSW Industrials, Inc.	999	366,024
Dover Corp.	1,440	276,106
Italmobiliare SpA	8,420	266,186
Lockheed Martin Corp.	540	315,662
OEM International AB, Class B	21,580	251,161
Paychex, Inc.	1,975	265,025

Total Industrials		2,028,004
Information Technology - 7.24%
Accenture PLC, Class A	785	277,482
Constellation Software, Inc.	265	859,280
Dell Technologies, Inc.	2,170	257,232
GoDaddy, Inc. (1)	1,980	310,425
Microsoft Corp.	580	249,574

Total Information Technology		1,953,993
Total Common Stocks
(Cost $13,802,399)		21,051,115

Preferred Stock - 1.77%
Financials - 1.77%
Compass Diversified Holdings, Series C, 7.875%(4)	14,152	346,724
Steel Partners Holdings LP 2/7/2026, 6.00%	5,330	129,519

Total Financials		476,243

Total Preferred Stock
(Cost $472,911)		476,243

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.70%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.953%	188,875	$188,875

Total Short-Term Investments
(Cost $188,875)			188,875

Total Investments - 99.29%
(Total cost $18,126,356)			26,776,096

Other Assets in Excess of Liabilities - 0.71%			191,176

Net Assets - 100.00%			$26,967,272

(1)	Non-income producing security.
(2)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2024, the aggregate value of those securities was $496,596, which represents 1.84% of net assets test
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $496,596, representing 1.84% of net assets.
(4)	Perpetual Maturity.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2024	Fund Delivering	U.S. $ Value at September 30, 2024	Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company	11/22/2024	USD	$1,047,622	GBP	$1,082,856	$(35,234)
State Street Bank and Trust Company	01/24/2025	USD	$1,069,937	GBP	$1,082,370	$(12,433)
						$(47,667)

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust
Notes to Quarterly Schedules of Investments
September 30, 2024 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS Global Opportunity Portfolio. The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS Global Opportunity Portfolio has elected to qualify as a diversified Portfolio under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board” or “Trustees”) to determine fair value in good faith. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determinations relating to Portfolio investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in good faith by the Valuation Designee. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Valuation Designee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, the Adviser may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2024:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,721,007	$–	$–	$28,721,007
Short-Term Investments	558,400	–	–	558,400
Total	$29,279,407	$–	$–	$29,279,407

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$48,899,866	$–	$–	$48,899,866
Short-Term Investments	844,403	–	–	844,403
Total	$49,744,269	$–	$–	$49,744,269

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$166,547,552	$–	$–	$166,547,552
Short-Term Investments	1,686,427	–	–	1,686,427
Total	$168,233,979	$–	$–	$168,233,979

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$268,111,972	$–	$–	$268,111,972
Short-Term Investments	1,877,071	–	–	1,877,071
Total	$269,989,043	$–	$–	$269,989,043

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$196,435,621	$–	$–	$196,435,621
Short-Term Investments	1,819,764	–	–	1,819,764
Total	$198,255,385	$–	$–	$198,255,385

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$31,165,997	$–	$–	$31,165,997
Exchange Traded Fund	955,264	–	–	955,264
U.S. Energy Infrastructure Companies	34,213,401	–	–	34,213,401
U.S. Energy Infrastructure MLPs	33,629,180	–	–	33,629,180
U.S. General Partners	21,918,413	–	–	21,918,413
Short-Term Investments	14,289	–	–	14,289
Total	$121,896,544	$–	$–	$121,896,544

ALPS Global Opportunity Portfolio

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,491,041	$2,568,822	$–	$5,059,863
Common Stocks	14,849,780	6,201,335	–	21,051,115
Preferred Stock	476,243	–	–	476,243
Short-Term Investments	188,875	–	–	188,875
Total	$18,005,939	$8,770,157	$–	$26,776,096

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Forward foreign currency contracts	$–	$(47,667)	$–	$(47,667)
TOTAL	$–	$(47,667)	$–	$(47,667)
*	See Schedule of Investments for industry classification.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the period ended September 30, 2024.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Concentration Risk: The performance of the Portfolios may be directly affected by the performance of the underlying investments in other investment companies. As of September 30, 2024, the Morningstar Conservative ETF Asset Allocation Portfolio held more than 25% of its assets in the Vanguard® Total Bond Market ETF. The financial statements of the Vanguard® Total Bond Market ETF, including the portfolio of investments, are included in the Vanguard® Total Bond Market ETF’s NCSR filing dated February 29, 2024, available at www.sec.gov or can be found at https://advisors.vanguard.com.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.